Employee Benefit Plans (Narrative) (Details) - USD ($)		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Weighted average exercise price		$ 17.97	$ 18.07	$ 18.13		$ 18.50
Compensation costs not yet recognized		$ 73,000
Employer's matching contribution		179,000	$ 162,000	$ 147,000
Cash received from option exercises		0	53,000	0
Debt and equity instruments included in the Plan assets		$ 13,661,000	9,464,000
Employer's safe harbor contribution rate		3.00%
Employer's safe harbor contribution payable		$ 214,000
Prior year contribution payable credited in current year			192,000
Defined contribution plan, cost recognized		$ 211,000	$ 192,000	$ 180,000
Maximum number of share per year in addition to prior unissued shares		the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings
Shares issued during period under employee stock purchase plans	555,555	3,764	3,242	3,497
Deferred compensation liability		$ 1,570,000	$ 1,504,000
Deferred compensation, compensation expense		32,000	30,000	$ 33,000
Salary continuation liability		1,251,000	1,178,000
Salary continuation period expense		185,000	119,000	118,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Present value of future plan liability		323,000	392,000
Supplemental retirement plans, cost recognized during period		$ 30,000	34,000	$ 39,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		60%
Actual allocation		33.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		40%
Actual allocation		66.00%
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards		300,000
Shares available for grant		174,825
Exercise price, lower range limit		$ 17.22
Exercise price, upper range limit		21.10
Weighted average exercise price		$ 17.97
Weighted average remaining contractual life		6 years
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period		3 years
Fair value of stock		$ 17.49
Shares issued during period under employee stock purchase plans		3,150
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual allocation		1.00%
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards		250,000
Shares available for grant		177,054
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net period benefit cost to be recorded next year		$ 150,000
Increase in benefit obligation		305,000	623,000
Percentage of vested benefit					100.00%
JVB Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets		$ 179,000	250,000
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets			$ 3,903,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value		95.00%
Minimum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period		3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation cost not yet recognized, period for recognition		5 years
Option price as a percentage of fair value		100.00%
Maximum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period		5 years
Award expiration date		Feb. 17, 2025
Maximum [Member] | Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum number of share per year in addition to prior unissued shares		5,000